CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)
Cash flows from Operating Activities:
Earnings / (loss) per share	$ 95	€ 69	€ (2,517)	€ (14,507)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Provision for loan losses	1,344	969	2,322	3,703
Net (gains)/loss on sale of premises and foreclosed assets	0	0	12	(9)
Net realized (gain)/loss on sales of available-for-sale securities	(347)	(250)	(350)	19
Other Than Temporary Impairment of AFS and HTM securities	395	285	410	9,174
Equity in earnings of equity method investees	1	1	(15)	(9)
Depreciation of premises and equipment	154	111	114	122
Amortization of software and other intangibles	139	100	110	99
Impairment of goodwill	12	9	123	419
Impairment of equity method investments	7	5	1	2
Pension liability	305	220	33	31
Provision for deferred income taxes	(47)	(34)	(36)	306
Net gains on the disposal of subsidiaries	0	0	(158)	0
Net (gain)/loss from changes in fair value of financial instruments designated at fair value	301	217	15	(38)
Gain on debt extinguishment	0	0	(9)	(8)
Gain from bargain purchase on business combunation	(288)	(208)	0	0
Other non cash items including provisions for contigencies and impairment of other assets	(54)	(39)	(27)	181
Changes in assets and liabilities
Trading assets, derivative instruments and financial assets mark to market through the profit and loss	913	658	(787)	385
Accrued interest receivable	(119)	(86)	32	40
Other assets	(552)	(398)	(327)	(357)
Accounts payable, accrued expenses and other liabilities	(763)	(550)	(461)	(125)
Insurance reserves	(18)	(13)	(196)	229
Cash flows provided by/(used in) operating activities	1,478	1,066	(1,711)	(343)
Activities in available-for-sale securities:
Purchases	10,571	7,622	7,611	10,022
Sales proceeds	7,201	5,192	7,863	7,680
Maturities, prepayments and calls	3,515	2,534	2,226	3,964
Activities in held-to-maturity securities:
Purchases	(1,363)	(983)	(637)	(201)
Maturities, prepayments and calls	838	604	600	321
Acquisition of subsidiaries	778	561	0	0
Disposal of subsidiaries	26	19	37	0
Purchases of premises and equipment	(277)	(200)	(133)	(144)
Proceeds from sales of premises and equipment	3	2	4	21
Disposals / (acquisitions) of equity investments	0	0	(14)	(2)
Net cash provided by (used in):
Deposits with central bank	(728)	(525)	13	63
Loan Origination and principal collections	5,035	3,630	(322)	2,683
Securities purchased under agreements to resell	1,103	795	(160)	(527)
Interest bearing deposits with banks	(472)	(340)	791	2,542
Other	0	0	(111)	(76)
Cash flows provided by / (used in) investing activities	5,088	3,667	2,546	6,302
Cash flows from Financing Activities:
Proceeds from issuance of long-term debt	666	480	519	196
Principal repayments and retirements of long-term debt	(380)	(274)	(1,033)	(1,145)
Proceeds from issuance of common and preferred stock (net of issue costs of EUR 98,995 thousand in 2010, EUR 1,000 thousand in 2011 and EUR 10,000 thousand in 2012)	1,165	840	(10)	(1)
Repurchase of preference shares	165	119	0	0
Purchases of treasury stock	(65)	(47)	(121)	(168)
Proceeds from sales of treasury stock	62	45	120	168
Acquisition of and increase of controling interest in subsidiary companies	(11)	(8)	(38)	(43)
Disposal of subsidiary shareholding without loss of control	755	544	0	2
Capital contribution by non-controlling interest holders	0	0	0	2
Dividends paid	0	0	0	(24)
Net cash provided by/(used in):
Deposits	(13,766)	(9,925)	(750)	(2,175)
Securities sold under agreements to repurchase	5,033	3,629	(194)	(2,236)
Other borrowed funds	21	15	1,101	(186)
Cash flows provided by/(used in) financing activities	(6,685)	(4,820)	(406)	(5,610)
Effect of exchange rate change on cash and due from banks	(143)	(102)	9	(66)
Net increase/(decrease) in cash and due from banks	(262)	(189)	438	283
Cash and due from banks at beginning of year	2,992	2,157	1,719	1,436
Cash and due from banks at end of year	2,730	1,968	2,157	1,719
Supplemental Disclosure of Cash Flow Information:
Income taxes	282	203	124	128
Interest	2,914	2,101	2,625	2,352
Share capital increase of EUR 271 million through share exchange (see Note 33)	376	271	0	0
Share capital increase of EUR 9,756 million out of which EUR 8,677 million through subscription in kind (see Note 33)	12,035	8,677	0	0
Acquisition of business (see Note 4)	641	462	0	0
Fair value of interest retained (49%) in the former subsidiary Finans Pension (see Note 4)	0	0	104	0
Issuance of 200,000,000 preference shares of par value EUR 5.0 each (see Note 32)	$ 0	€ 0	€ 0	€ 1,000